Share-Based Payments (Details) - Schedule of Stock Option Activity - shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2021
Number of share options under the 2012 Plan [Member]
Share-Based Payments (Details) - Schedule of Stock Option Activity [Line Items]
Outstanding Beginning Balance	148,433	148,433
Exercised during the six months ended June 30
Outstanding Ending Balance	148,433	148,433
thereof vested	148,433	148,433
Number of share options under the 2016 Plan [Member]
Share-Based Payments (Details) - Schedule of Stock Option Activity [Line Items]
Outstanding Beginning Balance	888,632	888,632
Exercised during the six months ended June 30
Outstanding Ending Balance	888,632	888,632
thereof vested	888,632	888,632
Number of share options under the LTIP [Member]
Share-Based Payments (Details) - Schedule of Stock Option Activity [Line Items]
Outstanding Beginning Balance	4,985,523	3,170,046
Granted during the six months ended June 30	1,567,250	1,561,666
Exercised during the six months ended June 30	105,327
Forfeited during the six months ended June 30		(117,259)
Outstanding Ending Balance	6,447,446	4,614,453
thereof vested	4,788,759	3,306,162